Note 23 - Commitments and Contingencies (Details Textual) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 14.0	$ 11.3